LOSS PER SHARE - Summary of earnings per share basic and diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited	¥ (2,658,184)	$ (385,400)	¥ (1,588,712)	¥ (962,259)
Accretion to redemption value of redeemable convertible preferred shares | ¥				(19,768)
Net loss attributable to ordinary shareholders - basic	(2,658,184)	(385,400)	(1,588,712)	(982,027)
Net loss attributable to ordinary shareholders - diluted	¥ (2,658,184)	$ (385,400)	¥ (1,588,712)	¥ (982,027)
Denominator:
Weighted average number of ordinary shares outstanding-basic	3,623,838,985	3,623,838,985	3,441,729,444	2,400,874,197
Weighted average number of ordinary shares outstanding-diluted	3,623,838,985	3,623,838,985	3,441,729,444	2,400,874,197
Basic loss per share | (per share)	¥ (0.73)	$ (0.11)	¥ (0.46)	¥ (0.41)
Diluted loss per share | (per share)	¥ (0.73)	$ (0.11)	¥ (0.46)	¥ (0.41)